Rights of use of assets (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Right-of-use assets	$ 4,257	$ 32,936
Non-current	4,257	32,936
Total	4,257	32,936
Communication Networks [Member]
Statement [Line Items]
Right-of-use assets	0	16,528
Machinery And Equipment [member]
Statement [Line Items]
Right-of-use assets	62	51
Others [Member]
Statement [Line Items]
Right-of-use assets	841	7,130
Farmland [Member]
Statement [Line Items]
Right-of-use assets	$ 3,343	3,045
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Right-of-use assets		$ 6,182